SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I
JULY 31, 1996
PROSPECTUS
SHAREHOLDER MEETING. On May 9, 1997, a meeting of the shareholders of Treasury Only will be held to approve revisions to the fund's current management contract and other matters related to the fund's management. If shareholders approve the amended management contract, Treasury Only will adopt the amended management contract effective May 31, 1997. The amended management contract would modify the contractual management fee arrangement between the fund and FMR by (i) reducing the management fee rate from 0.42% of the fund's average net assets to 0.20% of the fund's average net assets, and (ii) replacing the all-inclusive fee structure with a fee structure under which the fund (rather than FMR) would pay all of its other expenses. A copy of the proxy statement may be obtained free of charge by calling 1-800-843-3001.
Effective September 30, 1996, the following information replaces the similar information in the "How to Buy Shares" section on page 18 of the funds' prospectus:
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II JULY 31, 1996
PROSPECTUS
SHAREHOLDER MEETING. On May 9, 1997, a meeting of the shareholders of Treasury Only will be held to approve revisions to the fund's current management contract and other matters related to the fund's management. If shareholders approve the amended management contract, Treasury Only will adopt the amended management contract effective May 31, 1997. The amended management contract would modify the contractual management fee arrangement between the fund and FMR by (i) reducing the management fee rate from 0.42% of the fund's average net assets to 0.20% of the fund's average net assets, and (ii) replacing the all-inclusive fee structure with a fee structure under which the fund (rather than FMR) would pay all of its other expenses. A copy of the proxy statement may be obtained free of charge by calling 1-800-843-3001.
Effective September 30, 1996, the following information replaces the similar information in the "How to Buy Shares" section on page 18 of the funds' prospectus:
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS III
JULY 31, 1996
PROSPECTUS
SHAREHOLDER MEETING. On May 9, 1997, a meeting of the shareholders of Treasury Only will be held to approve revisions to the fund's current management contract and other matters related to the fund's management. If shareholders approve the amended management contract, Treasury Only will adopt the amended management contract effective May 31, 1997. The amended management contract would modify the contractual management fee arrangement between the fund and FMR by (i) reducing the management fee rate from 0.42% of the fund's average net assets to 0.20% of the fund's average net assets, and (ii) replacing the all-inclusive fee structure with a fee structure under which the fund (rather than FMR) would pay all of its other expenses. A copy of the proxy statement may be obtained free of charge by calling 1-800-843-3001.
Effective September 30, 1996, the following information replaces the similar information in the "How to Buy Shares" section on page 18 of the funds' prospectus:
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I
JULY 31, 1996
STATEMENT OF ADDITIONAL INFORMATION
Effective January 2, 1997, the following information replaces the similar information found in the third paragraph of the "Contracts with FMR Affiliates" section on page 34.
Under this arrangement FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
The following information has been eliminated from "Management Contracts" on page 33.
   To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investment in foreign securities.
SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II
JULY 31, 1996
STATEMENT OF ADDITIONAL INFORMATION
Effective January 2, 1997, the following information replaces the similar information found in the third paragraph of the "Contracts with FMR Affiliates" section on pages 32 and 33.
Under this arrangement FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
The following information has been eliminated from "Management Contracts" on page 32.
   To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investment in foreign securities.
SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS III JULY 31, 1996
STATEMENT OF ADDITIONAL INFORMATION
Effective January 2, 1997, the following information replaces the similar information found in the third paragraph of the "Contracts with FMR Affiliates" section on page 33.
Under this arrangement FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
The following information has been eliminated from "Management Contracts" on page 32.
   To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investment in foreign securities.